Shareholders' Equity (Details) - shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Shareholders' Equity (Details) [Line Items]
Shareholders approved the reclassification		16,000
Preferred shares authorized	320,978	320,978	304,978
Preferred A share [Member]
Shareholders' Equity (Details) [Line Items]
Preferred shares authorized		16,000